Financial Instruments - Disclosure Details Of Fund Balances Of The Entity (Detail) - BRAZIL - Vinci Monalisa FIM Credito Privado IE [Member] - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure Details Of Fund Balances Of The Entity [Line Items]
Assets (liabilities)	R$ 888,630	R$ 1,025,462
Real estate funds [member]
Disclosure Details Of Fund Balances Of The Entity [Line Items]
Assets (liabilities)	238,492	214,428
Mutual funds [member]
Disclosure Details Of Fund Balances Of The Entity [Line Items]
Assets (liabilities)	210,390	460,892
Private equity funds [member]
Disclosure Details Of Fund Balances Of The Entity [Line Items]
Assets (liabilities)	400,479	274,699
Other assets/liabilities [member]
Disclosure Details Of Fund Balances Of The Entity [Line Items]
Assets (liabilities)	R$ 39,269	R$ 75,443